Shareholder Report, Line Graph (Details) - USD ($)					10 Months Ended	12 Months Ended			22 Months Ended	24 Months Ended		34 Months Ended	36 Months Ended		46 Months Ended	48 Months Ended		58 Months Ended	60 Months Ended		70 Months Ended	72 Months Ended		82 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		May 08, 2020	Jun. 24, 2019	Apr. 30, 2016	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2017	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2022	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000212575
Account Value [Line Items]
Line Graph and Table Measure Name						ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
Accumulated Value			$ 10,000		$ 11,317				$ 19,098			$ 12,732			$ 12,460			$ 10,809			$ 11,142			$ 13,866
C000131868
Account Value [Line Items]
Line Graph and Table Measure Name						ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
Accumulated Value				$ 10,000				$ 13,143			$ 16,083			$ 16,600			$ 15,619			$ 25,960			$ 20,418		$ 21,441	$ 22,104	$ 20,665	$ 32,844
C000212574
Account Value [Line Items]
Line Graph and Table Measure Name						ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Accumulated Value		$ 10,000					$ 16,555			$ 12,350			$ 12,118			$ 16,711			$ 17,962			$ 28,535
VettaFi Full World Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					VettaFi Full World Index (USD) (TR)
Accumulated Value			10,000		9,556				14,098			13,346			13,672			16,149			18,157			23,887
VettaFi Full World Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					VettaFi Full World Index (USD) (TR)
Accumulated Value				10,000				11,592			13,287			14,076			13,495			19,909			18,847		19,308	22,806	25,641	33,732
VettaFi Full World Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					VettaFi Full World Index (USD) (TR)
Accumulated Value		10,000					14,707			13,922			14,262			16,846			18,940			24,918
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					S&P 500 Index (USD) (TR)
Accumulated Value			10,000		10,051				14,673			14,704			15,096			18,517			20,757			27,203
ROBO Global® Healthcare Technology and Innovation Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation Index (USD) (NR)
Accumulated Value			$ 10,000		$ 11,391				$ 19,357			$ 12,977			$ 12,783			$ 11,162			$ 11,584			$ 14,517
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]					S&P 500 Index (USD) (TR)
Accumulated Value				10,000				11,792			13,356			15,158			15,289			22,320			22,367		22,963	28,167	31,574	41,379
ROBO Global® Robotics and Automation Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]					ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index (USD) (NR)
Accumulated Value				$ 10,000				$ 13,264			$ 16,380			$ 16,941			$ 16,040			$ 26,869			$ 21,292		$ 22,536	$ 23,408	$ 22,063	$ 35,434
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]					S&P 500 Index (USD) (TR)
Accumulated Value		10,000					14,501			14,532			14,919			18,300			20,513			26,884
ROBO Global® Artificial Intelligence Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]					ROBO Global<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence Index (USD) (PR)
Accumulated Value		$ 10,000					$ 16,650			$ 12,460			$ 12,264			$ 16,948			$ 18,271			$ 29,136

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.